Cost of sales	12 Months Ended
Dec. 31, 2022
Cost of sales.
Cost of sales

12. Cost of sales

Cost of sales includes personnel expenses, cost of material, purchased services, cost for finished goods and allocated indirect costs related to production.

COST OF SALES

	Year Ended December 31,
	2022	2021	2020

	(€ in thousands)
Personnel expenses	(5,219)	(4,563)	(4,594)
Material costs	(9,269)	(7,744)	(6,559)
Depreciation	(1,934)	(1,983)	(2,158)
Other expenses	(2,279)	(1,735)	(1,502)
Allowance for slow-moving inventory	(945)	(851)	1
Total	(19,646)	(16,876)	(14,812)

In 2022, other expenses primarily consisted of expenses related to cost of maintenance (kEUR 472), insurances (kEUR 383), travel expenses (kEUR 322) and rental and building expenses (kEUR 80).

In 2021, other expenses primarily consisted of expenses related to insurances (kEUR 306), cost of maintenance (kEUR 283), travel expenses (kEUR 177), rental and building expenses (kEUR 38) and license fees (kEUR 30).

In 2020, other expenses primarily consisted of expenses related to insurances (kEUR 283), cost of maintenance (kEUR 208), travel expenses (kEUR 171), rental and building expenses (kEUR 104) and license fees (kEUR 53).

The cost of sales increased to kEUR 19,646 in 2022 compared to kEUR 16,876 in 2021. This was mainly due to higher material expenses and personnel expenses.